UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

     Bhirud Funds Inc.
     1266 E Main Street
     Stamford, CT 06902

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the Issuer, check the box but do not list series or classes):

     Apex Mid Cap Growth Fund

3.   Investment Company Act File Number: 811-6680

     Securities Act File Number:  33-48013

4(a). Last day of fiscal year for which this Form is filed: July 31,2003

4(b).     Check box if this Form if being filled late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     NIL

     Note: if the Form is being filed late, interest must be paid on the registration fee due.

4(c).     Check box if this is the last time the issuer will be filing this
Form.

     NIL

5.   Calculation of registration fee:


    (i)    Aggregate sale price of securities sold             $400,820
           during the fiscal year pursuant to
           section 24(f):

    (ii)   Aggregate price of securities redeemed   $ 43,484
           or repurchased during the fiscal year:

    (iii)  Aggregate price of securities redeemed   $418,448
           or repurchased during any prior fiscal
           year ending no earlier than October
           11,1995 that were not previously used
           to reduce registration fees payable to
           the Commission.

    (iv)   Total available redemption credits (add  $461,932
           items 5(ii) and  5(iii)):

    (v)    Net sales -- if Item 5(i) is greater                $0
           than item 5(iv) [Subtract item 5(iv)
           from item 5(i)]:

    (vi)   Redemption credits available for use in  $61,112
           future years if Item 5(i) is less than
           Item 5(iv) [subtract Item 5(iv) from
           Item 5(i)]

    (vii) Multiplier for determining registration X0.0000809 fee (See Instruction C.9):

    (viii  Registration fee due [multiply Item                 $0
    )      5(v) by Item 5(vii)] (enter "0" if no
           fee is due)

6.   Prepaid Shares:      -NIL

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______ If there is a number of shares or other units that were registered pursuant to rule 24f-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

               $ 0.0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]

               $0.00

9    Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:
          -NA-

Method of Delivery:

____ WireTransfer

____ Mail or other means

     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  : Harish L. Bhirud - Dirctor & Vice-prisident
                                          Bhirud Funds Inc.

Date:   September 20, 2003
* Please print the name and title of the signing officer below the signature.